Note 6 - Stock-Based Compensation (Details) - Weighted Average Assumptions Used to Estimate Options Granted Fair Value	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Weighted Average Assumptions Used to Estimate Options Granted Fair Value [Abstract]
Expected stock price volatility	126.00%	118.00%
Risk-free interest rate	1.12%	1.35%
Expected term (in years)	6 years	6 years